ACCOUNTS RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLES
Accounts receivable	$ 40,338,588	$ 41,045,413
Allowance for doubtful accounts
Balance at the beginning of the period	737,741	697,246
Reversal of allowance against profit and loss	(10,119)	(317)
Additional allowance during the year	193,710	33,596
Bad debt written off	(17,065)
Exchange effect	25,170	7,216
Less: ending balance of allowance for doubtful accounts	929,437	737,741
Accounts receivable, net	$ 39,409,151	$ 40,307,672